Summary of Changes in Total Deferred Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Total deferred revenue, beginning of period	$ 3,736,253	$ 4,052,270	$ 1,214,096
Billings	2,624,000	9,487,029	4,362,730
Revenue recognized (prior year deferred revenue)	(1,658,000)	(3,867,853)	(1,214,096)
Revenue recognized (current year deferred revenue)	(1,038,000)	(6,383,159)	(3,091,333)
Total deferred revenue, end of period	3,664,000	3,736,253	4,052,270
Vidello Limited [Member]
Restructuring Cost and Reserve [Line Items]
Acquired deferred revenue of Vidello (see Note 4 – Acquisitions)		447,966
Open Reel [Member]
Restructuring Cost and Reserve [Line Items]
Acquired deferred revenue of Vidello (see Note 4 – Acquisitions)			$ 2,780,873